UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

September 18, 2018 to October 17, 2018

Commission File Number of issuing entity: 333-180779-10

Central Index Key Number of issuing entity: 0001612124

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY CAPITAL I INC.

(Exact name of depositor as specified in its charter)

Morgan Stanley Mortgage Capital Holdings LLC

(Central Index Key Number: 0001541557)

Bank of America, National Association

(Central Index Key Number: 0001102113)

CIBC Inc.

(Central Index Key Number: 0001548567)

(Exact names of sponsors as specified in their respective charters)

Amy Kim (212) 762-5079

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1769465

47-1947014

47-1981599

47-6562808

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-SB	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-5	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
PST	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note

This Form 10-D/A amends the Form 10-D, dated and filed October 31, 2018 with respect to Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17. The purpose of this amendment is to make a clerical revision to the Form 10-D to report demand to repurchase activity during the monthly distribution period from September 18, 2018 to October 17, 2018.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 17, 2018, a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

One mortgage loan securitized by Morgan Stanley Capital I Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 was the subject of a demand for repurchase for a breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2018 to October 17, 2018. The following table sets forth, for the monthly distribution period from September 18, 2018 to October 17, 2018, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934.

Repurchases and Replacements Asset Class: Commercial Mortgages
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand(2)			Assets That Were Repurchased or Replaced(2)			Assets Pending Repurchase or Replacement (within cure period)(2)(3)			Demand in Dispute(2)(3)			Demand Withdrawn(2)			Demand Rejected(2)
			#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%	#	$	%
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, Commercial Mortgage Pass-Through Certificates, Series 2014-C17 (0001612124)	X	CIBC Inc.	16 mortgage loans	220,816,779	21.30	1	4,907,705	0.49	0	0	0.00	1	4,907,705	0.49	1	4,907,705	0.49	0	0	0.00	0	0	0.00

(1) Reflects the number of loans, outstanding principal balance and percentage of principal balance as of the date of the closing of the related securitization.

(2) Reflects the number of loans, outstanding principal balance and approximate percentage of principal balance as of October 17, 2018.

(3) Includes assets that are subject to a demand and within the cure period, but where (i) no decision has yet been made to accept or contest the demand or (ii) the demand request is in dispute.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS 15-G”) on August 10, 2018. The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on August 13, 2018. The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on July 23, 2018. The CIK number of CIBC Inc. is 0001548567.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D/A:

(99.1): Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the October 17, 2018 distribution filed as Exhibit 99.1 to the Form 10-D dated and filed October 31, 2018 and incorporated by reference herein.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the October 17, 2018 distribution filed as Exhibit 99.1 to the Form 10-D dated and filed October 31, 2018 and incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

/s/ George Kok
George Kok, President

Date: November 30, 2018